Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class A
Trading Symbol	LFLAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.95%
[1]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of BrandywineGLOBAL - Flexible Bond Fund returned 2.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/31/2016)
Class A	2.75	2.93	4.05
Class A (with sales charge)	-1.10	2.04	3.52
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 519,001,627
Holdings Count | $ / shares	201	[2]
Advisory Fees Paid, Amount	$ 2,742,937
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class C
Trading Symbol	LFLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.69%
[3]
Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of BrandywineGLOBAL - Flexible Bond Fund returned 1.89%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (9/30/2021)
Class C	1.89	-0.97
Class C (with sales charge)	0.95	-0.97
Bloomberg U.S. Aggregate Index	1.25	-2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 519,001,627
Holdings Count | $ / shares	201	[4]
Advisory Fees Paid, Amount	$ 2,742,937
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class I
Trading Symbol	LFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.75%
[5]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of BrandywineGLOBAL - Flexible Bond Fund returned 2.94%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/31/2016)
Class I	2.94	3.15	4.31
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 519,001,627
Holdings Count | $ / shares	201	[6]
Advisory Fees Paid, Amount	$ 2,742,937
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class IS
Trading Symbol	LFLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.64%
[7]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of BrandywineGLOBAL - Flexible Bond Fund returned 2.94%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	2.94	3.24	4.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 519,001,627
Holdings Count | $ / shares	201	[8]
Advisory Fees Paid, Amount	$ 2,742,937
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.